Consolidated Balance Sheets (USD $)	Oct. 31, 2013	Jul. 31, 2013
Current Assets
Cash	$ 23,960	$ 3,920
Accounts receivable, net
Inventory	33,766	31,034
Deferred loan costs	26,747	174,857
Total Current Assets	84,473	209,811
Total Assets	84,473	209,811
Current Liabilities
Accrued expenses	111,467	60,564
Convertible notes payable, net	402,800	270,000
Derivative liability	452,912	242,430
Total Current Liabilities	967,179	572,994
Total Liabilities	967,179	572,994
Commitments and contingencies (Note 5)
Stockholders' Deficit
Preferred stock: $0.001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock: $0.001 par value; 500,000,000 shares authorized; 121,407,603 and 108,970,00 shares issued and outstanding at October 31, 2013 and July 31, 2013, respectively	121,408	108,970
Stock subscriptions payable	315,600	282,220
Additional paid-in capital	2,488,564	1,561,409
Retained earnings from discontinued operations	6,944	6,944
Accumulated deficit	(3,815,222)	(2,322,706)
Total Stockholders' Deficit	(882,706)	(363,183)
Total Liabilities and Stockholders' Deficit	$ 84,473	$ 209,811